UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street,Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Technology Leaders Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Technology Leaders Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 100.14%		$2,931,575

(Cost $3,104,076)

Application Software 3.94%		115,466

Amdocs Ltd. (Channel Islands) (F)(I)	1,650	54,598
Intuit, Inc. (I)	1,300	39,897
IONA Technologies Plc ADR (Ireland) (F)(I)	6,700	20,971

Communications Equipment 12.91%		377,961

Avocent Corp. (I)	2,100	34,860
Cisco Systems, Inc. (I)	5,260	128,870
Comverse Technology, Inc. (I)	6,625	108,319
Motorola, Inc.	2,350	27,096
QUALCOMM, Inc.	1,858	78,816

Computer & Electronics Retail 1.15%		33,624

GameStop Corp. (Class A) (I)	650	33,624

Computer Hardware 16.77%		490,865

Apple, Inc. (I)	840	113,702
Dell, Inc. (I)	3,500	70,140
Hewlett-Packard Co.	3,600	157,500
International Business Machines Corp.	1,000	107,340
NetScout Systems, Inc. (I)	4,300	42,183

Computer Storage & Peripherals 5.37%		157,230

Brocade Communications Systems, Inc. (I)	6,500	44,785
EMC Corp.	1,900	30,153
Seagate Technology (Cayman Islands) (F)	1,450	29,392
Western Digital Corp. (I)	2,000	52,900

Home Entertainment Software 1.81%		53,033

Activision, Inc. (I)	2,050	53,033

Integrated Telecommunication Services 1.13%		33,014

Verizon Communications, Inc.	850	33,014

Internet Software & Services 11.21%		328,154

eBay, Inc. (I)	2,725	73,275
Google, Inc. (Class A) (I)	156	88,031
NDS Group Plc ADR (United Kingdom) (F)(I)	947	51,138
Shanda Interactive Entertainment Ltd. ADR
(Cayman Islands) (F)(I)	1,525	41,922
United Online, Inc.	3,000	33,510
Yahoo!, Inc. (I)	2,100	40,278

John Hancock
Technology Leaders Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Investment Banking & Brokerage 2.44%			71,360

BancTec, Inc. (B)(I)(K)		8,920	71,360

IT Consulting & Other Services 2.37%			69,396

Accenture Ltd. (Class A) (Bermuda) (F)		1,050	36,351
CA, Inc.		1,500	33,045

Semiconductor Equipment 5.06%			148,115

02Micro International Ltd., ADR (Cayman Islands) (F)(I)		2,800	22,316
Credence Systems Corp. (I)		13,428	17,591
Mattson Technology, Inc. (I)		4,150	23,655
Teradyne, Inc. (I)		5,100	55,947
Verigy Ltd. (Singapore) (F)(I)		1,370	28,606

Semiconductors 7.79%			228,180

Fairchild Semiconductor International, Inc. (I)		2,400	29,400
Integrated Device Technology, Inc. (I)		2,000	14,900
Intel Corp.		7,250	153,700
Trident Microsystems, Inc. (I)		6,000	30,180

Systems Software 18.78%			549,623

BMC Software, Inc. (I)		1,100	35,244
JDA Software Group, Inc. (I)		1,700	30,243
McAfee, Inc. (I)		1,000	33,660
Microsoft Corp.		9,910	323,066
Oracle Corp. (I)		6,200	127,410

Technology Distributors 7.29%			213,490

Arrow Electronics, Inc. (I)		1,500	51,330
Avnet, Inc. (I)		1,100	39,171
Ingram Micro, Inc. (Class A) (I)		3,050	54,229
Tech Data Corp. (I)		2,000	68,760

Wireless Telecommunication Services 2.12%			62,064

Airspan Networks, Inc. (I)(L)		14,270	16,553
RF Micro Devices, Inc. (I)		14,090	45,511
	Interest
Issuer, description	rate	Shares	Value
Short-term investments 0.37%			$10,788

(Cost $10,788)

Cash Equivalents 0.37%			10,788

John Hancock Cash Investment Trust (T)(W)	4.29% (Y)	10,788	10,788

John Hancock
Technology Leaders Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Total investments (Cost $3,114,864) 100.51%	$2,942,363

Other assets and liabilities, net (0.51%)	($14,973)

Total net assets 100.00%	$2,927,390

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Technology Leaders Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

ADR American Depositary Receipt

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $71,360 or 2.44% of the Fund's net assets as of January 31, 2008.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	January 31, 2008

BancTec, Inc. – Common stock	6-20-07	$71,360	2.44%	$71,360

(L) All or a portion of this security is on loan as of January 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on January 31, 2008.

The cost of investments owned on January 31, 2008, including short-term investments, was $3,114,864. Gross unrealized appreciation and depreciation of investments aggregated $198,911 and $371,412, respectively, resulting in net unrealized depreciation of $172,501.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technology Leaders Fund.

060Q1 1/08
3/08

John Hancock

MUTUAL FUNDS

John Hancock Growth Trends Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 86.27%		$63,344,212

(Cost $58,551,940)

Application Software 1.02%		746,997

Amdocs Ltd. (Channel Islands) (F)(I)	13,300	440,097
Intuit, Inc. (I)	10,000	306,900

Asset Management & Custody Banks 4.81%		3,528,990

Bank of New York Mellon Corp.	23,840	1,111,659
Franklin Resources, Inc.	3,850	401,285
State Street Corp.	24,550	2,016,046

Biotechnology 6.58%		4,835,076

American Oriental Bioengineering, Inc. (China) (F)(I)	277,305	2,709,270
Genentech, Inc. (I)	12,417	871,549
Gilead Sciences, Inc. (I)	17,785	812,597
QIAGEN N.V. (Netherlands) (F)(I)	21,650	441,660

Communications Equipment 2.94%		2,156,898

Cisco Systems, Inc. (I)	54,602	1,337,749
Motorola, Inc.	18,066	208,301
QUALCOMM, Inc.	14,400	610,848

Computer & Electronics Retail 0.35%		255,960

GameStop Corp. (Class A) (I)	4,948	255,960

Computer Hardware 7.19%		5,281,641

Apple, Inc. (I)	10,100	1,367,136
Dell, Inc. (I)	52,200	1,046,088
Hewlett-Packard Co.	41,765	1,827,219
International Business Machines Corp.	9,700	1,041,198

Computer Storage & Peripherals 1.50%		1,100,995

EMC Corp.	14,752	234,114
Seagate Technology (Cayman Islands) (F)	11,058	224,146
Western Digital Corp. (I)	24,300	642,735

Consumer Finance 2.27%		1,668,629

American Express Co.	19,612	967,264
Discover Financial Services (I)	40,078	701,365

Data Processing & Outsourced Services 0.35%		255,631

Automatic Data Processing, Inc.	6,301	255,631

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Diversified Banks 7.07%		5,194,254

Bank of America Corp.	56,124	2,489,099
Kookmin Bank ADR (South Korea) (F)	6,587	438,035
SNS Reaal (Netherlands) (F)	4,811	91,141
Wachovia Corp.	41,611	1,619,916
Wells Fargo & Co.	16,350	556,063

Diversified Chemicals 1.62%		1,189,974

Bayer AG (Germany) (F)	14,419	1,189,974

Diversified Financial Services 1.39%		1,021,152

Citigroup, Inc.	29,614	835,707
JPMorgan Chase & Co.	3,900	185,445

Electronic Equipment Manufacturers 0.53%		393,075

Thermo Fisher Scientific, Inc. (I)	7,634	393,075

Health Care Distributors 1.26%		922,426

AmerisourceBergen Corp.	11,281	526,259
Cardinal Health, Inc.	6,834	396,167

Health Care Equipment 2.57%		1,886,569

Hologic, Inc. (I)	8,946	575,765
Medtronic, Inc.	8,673	403,902
NeuroMetrix, Inc. (I)	8,495	89,622
Thoratec Corp. (I)	51,080	817,280

Health Care Services 0.73%		534,655

Aveta, Inc. (B)(I)(S)	97,210	534,655

Insurance Brokers 0.37%		272,000

Aon Corp.	6,250	272,000

Integrated Oil & Gas 1.21%		885,181

Sasol Ltd. ADR (South Africa) (F)	9,382	450,805
Suncor Energy, Inc. (Canada) (F)	4,622	434,376

Integrated Telecommunication Services 0.34%		251,023

Verizon Communications, Inc.	6,463	251,023

Internet Software & Services 3.69%		2,706,686

eBay, Inc. (I)	24,500	658,805
Google, Inc. (Class A) (I)	2,900	1,636,470
Yahoo!, Inc. (I)	21,450	411,411

Investment Banking & Brokerage 3.62%		2,657,738

Evercore Partners, Inc.	1,210	22,022
Goldman Sachs Group, Inc.	1,450	291,117
Lazard Ltd. (Bermuda) (F)	9,600	379,392
Legg Mason, Inc.	8,907	641,304

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Merrill Lynch & Co., Inc.	5,200	293,280
MF Global Ltd. (Bermuda) (F)(I)	20,520	616,626
Morgan Stanley	4,700	232,321
UBS AG (Switzerland) (F)	4,400	181,676

IT Consulting & Other Services 0.92%		675,861

Accenture Ltd. (Class A) (Bermuda) (F)	8,100	280,422
CA, Inc.	17,950	395,439

Life & Health Insurance 2.25%		1,651,972

Aflac, Inc.	17,650	1,082,474
Prudential Financial, Inc.	6,750	569,498

Managed Health Care 3.33%		2,445,321

Aetna, Inc.	13,585	723,537
UnitedHealth Group, Inc.	14,409	732,554
WellPoint, Inc. (I)	12,650	989,230

Marine 0.23%		168,762

Oceanfreight, Inc. (Greece) (F)(I)	8,650	168,762

Multi-Line Insurance 3.92%		2,880,647

American International Group, Inc.	38,650	2,131,934
Genworth Financial, Inc. (Class A)	11,182	272,170
Hartford Financial Services Group, Inc. (The)	5,900	476,543

Pharmaceuticals 6.43%		4,720,493

Abbott Laboratories	12,906	726,608
Dr. Reddy's Laboratories Ltd. ADR (India) (F)	23,834	330,101
Johnson & Johnson	19,901	1,258,937
Merck & Co., Inc.	5,362	248,153
OSI Pharmaceuticals, Inc. (I)	13,967	557,004
Pfizer, Inc.	14,129	330,477
Roche Holding AG (Switzerland) (F)	1,650	299,593
Stada Arzneimittel AG (Germany) (F)	7,166	450,997
Tongjitang Chinese Medicines Co. ADR (China) (F)(I)	62,185	518,623

Property & Casualty Insurance 0.25%		180,032

Progressive Corp.	9,700	180,032

Reinsurance 2.53%		1,855,918

Berkshire Hathaway, Inc. (Class B) (I)	100	455,000
PartnerRe Ltd. (Bermuda) (F)	14,350	1,137,668
Platinum Underwriters Holdings Ltd. (Bermuda) (F)	7,800	263,250

Semiconductor Equipment 0.64%		468,530

Applied Materials, Inc.	15,649	280,430
Mattson Technology, Inc. (I)	33,000	188,100

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Semiconductors 2.70%			1,983,487

Fairchild Semiconductor International, Inc. (I)		18,773	229,969
Intel Corp. (I)		71,500	1,515,800
Trident Microsystems, Inc. (I)		47,260	237,718

Specialized Finance 1.68%			1,235,422

Interactive Brokers Group, Inc. (Class A) (I)		7,610	264,904
Nasdaq Stock Market, Inc. (I)		13,412	620,573
Nymex Holdings, Inc. (I)		3,043	349,945

Systems Software 7.85%			5,764,404

Adobe Systems, Inc. (I)		6,550	228,791
BMC Software, Inc. (I)		8,438	270,353
Microsoft Corp.		122,050	3,978,830
Oracle Corp. (I)		62,600	1,286,430

Technology Distributors 1.84%			1,348,579

Arrow Electronics, Inc. (I)		11,450	391,819
Ingram Micro, Inc. (Class A) (I)		23,453	416,994
Tech Data Corp. (I)		15,700	539,766

Trading Companies & Distributors 0.30%			219,234

Aircastle Ltd. (Bermuda) (F)		6,902	169,651
Textainer Group Holdings Ltd. (Bermuda) (F)(I)		4,591	49,583

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 2.38%			$1,748,000

(Cost $1,748,000)

Joint Repurchase Agreement 2.38%			1,748,000

Joint Repurchase Agreement transaction with Barclays Plc
dated 1-31-08 at 1.750% to be repurchased at $1,748,114 on
2-1-08, collateralized by $1,029,216 U.S. Treasury Inflation
Indexed Bond, 3.625%, due 4-15-28 (valued at $1,782,911,
including interest)	1.750%	$1,748	1,748,000

Total investments (Cost $60,299,940) 88.65%			$65,092,212

Other assets and liabilities, net 11.35%			$8,337,831

Total net assets 100.00%			$73,430,043

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Growth Trends Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

ADR American Depositary Receipt

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $534,655 or 0.73% of the Fund's net assets as of January 31, 2008.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $534,655 or 0.73% of the Fund's net assets as of January 31, 2008.

The cost of investments owned on January 31, 2008, including short-term investments, was $60,299,940. Gross unrealized appreciation and depreciation of investments aggregated $10,386,788 and $5,594,516, respectively, resulting in net unrealized appreciation of $4,792,272.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

460Q1 1/08
3/08

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 98.62%		$146,666,474

(Cost $144,957,285)

Air Freight & Logistics 2.24%		3,328,359

Pacer International, Inc.	194,300	3,328,359

Airlines 1.28%		1,908,080

Allegiant Travel Co. (I)	61,000	1,908,080

Apparel Retail 2.31%		3,440,287

Christopher & Banks Corp.	133,025	1,698,729
Citi Trends, Inc. (I)(L)	127,400	1,741,558

Apparel, Accessories & Luxury Goods 3.79%		5,635,308

G-III Apparel Group, Ltd. (I)	280,900	3,755,633
Under Armour, Inc. Class A (I)(L)	46,700	1,879,675

Application Software 1.72%		2,556,840

ACI Worldwide, Inc. (I)	171,600	2,556,840

Asset Management & Custody Banks 0.98%		1,458,917

FBR Capital Markets Corp. (I)(L)	177,700	1,458,917

Auto Parts & Equipment 1.01%		1,493,880

Fuel Systems Solutions, Inc. (I)	118,000	1,493,880

Catalog Retail 1.40%		2,084,025

Gaiam, Inc. (Class A) (I)	85,516	2,084,025

Electronic Equipment Manufacturers 1.44%		2,135,058

Daktronics, Inc. (L)	104,200	2,135,058

Electronic Manufacturing Services 2.20%		3,270,330

IPG Photonics Corp. (I)	182,700	3,270,330

Environmental & Facilities Service 0.71%		1,062,360

CECO Environment Corp. (I)	113,500	1,062,360

Health Care Equipment 7.37%		10,962,428

Cantel Medical Corp. (I)	217,000	2,512,860
SurModics, Inc. (I)(L)	52,800	2,305,248
Symmetry Medical, Inc. (I)	337,600	6,144,320

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Health Care Services 8.66%		12,880,906

Air Methods Corp. (I)	85,400	3,918,152
inVentiv Health, Inc. (I)	170,600	5,611,034
Nighthawk Radiology Holdings, Inc. (I)(L)	210,800	3,351,720

Health Care Supplies 2.20%		3,275,135

Inverness Medical Innovations, Inc. (I)(L)	72,700	3,275,135

Heavy Electrical Equipment 1.65%		2,458,920

PowerSecure International, Inc. (I)(L)	186,000	2,458,920

Hotels, Resorts & Cruise Lines 1.86%		2,767,212

Gaylord Entertainment Co. (I)	94,800	2,767,212

Human Resource & Employment Services 1.41%		2,093,531

Kenexa Corp. (I)	117,879	2,093,531

Industrial Machinery 5.56%		8,271,280

Chart Industries, Inc. (I)	190,000	4,808,900
Flow International Corp. (I)	371,500	3,462,380

Internet Software & Services 3.00%		4,454,935

DivX, Inc. (I)	92,900	1,323,825
TheStreet.com, Inc.	282,082	3,131,110

Investment Banking & Brokerage 2.42%		3,601,110

SWS Group, Inc.	234,600	3,601,110

IT Consulting & Other Services 0.69%		1,019,424

Lionbridge Technologies, Inc. (I)	310,800	1,019,424

Life Sciences Tools & Services 3.81%		5,659,065

Kendle International, Inc. (I)(L)	133,500	5,659,065

Oil & Gas Exploration & Production 3.07%		4,569,574

ATP Oil & Gas Corp. (I)(L)	48,300	1,818,012
Goodrich Petroleum Corp. (I)(L)	138,200	2,751,562

Personal Products 2.04%		3,039,687

Inter Parfums, Inc.	178,700	3,039,687

Property & Casualty Insurance 6.09%		9,060,859

First Mercury Financial Corp. (I)	156,644	2,993,467
National Interstate Corp.	108,800	3,088,832
Philadelphia Consolidated Holding Corp. (I)	83,200	2,978,560

Railroads 2.69%		4,000,915

Genesee & Wyoming, Inc. (Class A) (I)	146,500	4,000,915

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Regional Banks 5.43%			8,070,529

Boston Private Financial Holdings, Inc. (L)		64,800	1,479,384
First Community Bancorp. (Class A)		62,500	2,220,625
SVB Financial Group (I)		90,300	4,370,520

Specialized Finance 8.11%			12,058,885

iShares Russell 2000 Index Fund (L)		94,400	6,691,072
iShares S&P SmallCap 600 Index Fund		86,900	5,367,813

Specialty Chemicals 5.51%			8,188,972

Arch Chemicals, Inc.		99,700	3,356,899
Fuller (H.B.) Co.		141,600	2,939,616
ICO, Inc. (I)		195,300	1,892,457

Specialty Stores 2.36%			3,510,994

Tractor Supply Co. (I)(L)		91,100	3,510,994

Systems Software 5.61%			8,348,669

Radiant Systems, Inc. (I)		262,400	3,190,784
Secure Computing Corp. (I)		576,300	5,157,885

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 23.08%			$34,328,922

(Cost $34,328,922)

Joint Repurchase Agreement 1.25%			1,853,000

Joint Repurchase Agreement with Barclays Plc dated 01-31-2008 at 1.750% to be repurchased at $1,853,121 on 02-01-2008,
collateralized by $1,091,040 of U.S. Treasury Inflation
Indexed Bond, 3.675%, due 04-15-2028 (valued at $1,890,181,
including interest)	1.750%	$1,853	1,853,000

		Shares
Cash Equivalents 21.83%			32,475,922

John Hancock Cash Investment Trust (T)(W)	4.29% (Y)	32,475,922	32,475,922

Total investments (Cost $179,286,207) 121.70%			$180,995,396

Other assets and liabilities, net (21.70%)			($32,279,621)

Total net assets 100.00%			$148,715,775

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Small Cap Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of January 31, 2008.

The cost of investments owned on January 31, 2008, including short-term investments, was $179,286,207. Gross unrealized appreciation and depreciation of investments aggregated $18,550,151 and $16,840,962, respectively, resulting in net unrealized appreciation of $1,709,189.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
160 Federal Street
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Fund.

820Q1 1/08
3/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 31, 2008